INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2013
Notes to Financial Statements
Provision for Federal income tax
	2013	2012
Federal income tax benefit attributable to:
Current operations	$13,743	$9,758
Less: valuation allowance	(13,743)	(9,758)
Net provision for Federal income tax	$0	$0

Cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	2013	2012
Deferred tax asset attributable to:
Net operating loss carryover	$23,501	$9,758
Valuation allowance	(23,501)	(9,758)
Net deferred tax asset	$0	$0